Note 17 - Receivables and prepayments, net (Tables)	12 Months Ended
Dec. 31, 2025
Note 17 - Receivables and prepayments, net
Disclosure of detailed information about receivables and prepayments [text block]

	Year ended December 31,
	2025	2024
Prepaid expenses and other receivables	44,258	53,318
Government entities	3,118	2,420
Employee advances and loans	10,441	11,695
Advances to suppliers and other advances	41,906	35,965
Government tax refunds on exports	14,826	16,969
Receivables from related parties (*)	75,507	3,585
Others (**)	82,546	58,756
	272,602	182,708
Allowance for other doubtful accounts, see note 25 (i)	(3,804)	(3,094)
	268,798	179,614

(*)	As of December 31, 2025, included approximately $68.8 million, related to a receivable from loans granted to Techgen, reclassified from non-current receivables. For more information, see note 14 (c).
(**)	As of December 31, 2025, included approximately $27 million, related to a receivable corresponding to the refunds from the adjustment of the U.S. antidumping duty rate on Tenaris’s imports from Argentina for the first review period. For more information, see note 27 (ii).